Cover	Jun. 18, 2024
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 18, 2024
Entity File Number	001-32001
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Entity Tax Identification Number	98-1136802
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	66 Wellington Street West
Entity Address, Address Line Two	Suite 5300
Entity Address, Address Line Three	TD Bank Tower, Box 48
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1E6
City Area Code	(647)
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	251 Consumers Road
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2J 4R3